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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Ultra Short Bond Fund for the year ended June 30, 2003. This 1 series has a 6/30 fiscal year end.

Date of reporting period: 6/30/2003

Item 1 - Reports to Stockholders.

Evergreen Ultra Short Bond Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENT OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	INDEPENDENT AUDITORS' REPORT
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the annual report for Evergreen Ultra Short Bond Fund, which covers the fiscal period ended June 30, 2003.

Market analysis

Investors in the fixed income markets have witnessed an extraordinary period over the past twelve months. The shaky domestic economic recovery and resulting profit weakness has been compounded by extreme pessimism due to the geopolitical threats of war and terror. The lingering effect of the corporate accounting irregularities has further eroded investor confidence. The need for proper diversification within asset classes for long-term strategies remains a paramount consideration for all investors. Those portfolios properly allocated within the fixed income markets have been able to participate in gains while limiting the risks present in this challenging environment.

The Federal Reserve maintained its accommodative stance throughout the period. Highlighted by a larger than expected 50-basis point reduction in interest rates at its November 2002 meeting, monetary

LETTER TO SHAREHOLDERS continued

policymakers continued to deliver a message of low rates throughout the past year. This message was accentuated by the Fed's acknowledgement of the (remote) possibilities of a deflationary spiral, which drove rates down further after the conclusion of its May 6th Federal Open Market Committe meeting. The period ended shortly after the Fed's 13th reduction in its target for the federal funds rate, to 1%, since it began its easing cycle in January of 2001. Over that time period, the Fed has reduced its target for overnight loans by 85%, from 6.50%.

Not surprisingly, the Treasury market has benefited from this policy stance over the past two years. After achieving a recent high of 5.4% in March 2002, the yield on the 10-year Treasury bond dropped to a low of 3.1% this past June. Additionally, the corporate bond market responded favorably to historically wide spreads relative to Treasuries. Investors in this sector have evidently shown faith in the economy's ability to recover, while corporations have strengthened balance sheets and taken steps to improve credibility.

LETTER TO SHAREHOLDERS continued

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access a new feature on our site that presents a detailed question and answer interview with the portfolio manager(s), which covers the annual reporting period for your fund. You can easily reach this through the "Mutual Funds" menu tab on our site. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Lisa Brown-Premo
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/29/2003

	Class A	Class B	Class C	Class I
Class inception date	5/29/2003	5/29/2003	5/29/2003	5/29/2003

Since portfolio inception with sales charge	-2.56%	-4.30%	-1.29%	N/A

Since portfolio inception w/o sales charge	0.75%	0.70%	0.70%	0.77%

*Adjusted for maximum applicable sales charge, unless noted.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund incurs 12b-1 fees of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of bonds affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

All data is as of June 30, 2003, and subject to change.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares had a total return of 0.75% since the fund's inception on May 29, 2003 through the end of the fiscal year on June 30, 2003, excluding any applicable sales charge. For the same period, the fund's benchmark 6-Month Treasury Bill returned 0.08%.

We invest in asset- and mortgage-backed, adjustable-rate securities as well as short-term, fixed-rate bonds that have historically experienced less price volatility than longer-term bonds or fixed-rate mortgages. While we have flexibility in how we may allocate assets between adjustable-rate and fixed-rate securities, in neutral market environments we anticipate the portfolio typically will have close to a 50%-50% allocation between adjustable and fixed-rate investments. When we anticipate that interest rates will decline, we may increase the allocation to fixed-rate bonds. Conversely, when we anticipate rising rates, we may increase the allocation to adjustable-rate securities. The fund may invest in government securities, non-government and agency credits and corporate securities.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
June 30, 2003[1]
CLASS A
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities	0.05
Total from investment operations	0.07
Distributions to shareholders from
Net investment income	-0.02
Net asset value, end of period	$10.05
Total return[2]	0.75%
Ratios and supplemental data
Net assets, end of period (thousands)	$17,872
Ratios to average net assets
Expenses[3]	0.32%[4]
Net investment income	2.76%[4]
Portfolio turnover rate	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
June 30, 2003[1]
CLASS B
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities	0.05
Total from investment operations	0.07
Distributions to shareholders from
Net investment income	-0.02
Net asset value, end of period	$10.05
Total return[2]	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$3,213
Ratios to average net assets
Expenses[3]	1.12%[4]
Net investment income	1.76%[4]
Portfolio turnover rate	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Excluding applicable sales charge

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
June 30, 2003[1]
CLASS C
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.02
Net realized and unrealized gains or losses on securities	0.05
Total from investment operations	0.07
Distributions to shareholders from
Net investment income	-0.02
Net asset value, end of period	$10.05
Total return[2]	0.70%
Ratios and supplemental data
Net assets, end of period (thousands)	$17,820
Ratios to average net assets
Expenses[3]	1.02%[4]
Net investment income	2.09%[4]
Portfolio turnover rate	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  Excluding applicable sales charges

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

Year Ended
June 30, 2003[1]
CLASS I
Net asset value, beginning of period	$10.00
Income from investment operations
Net investment income	0.03
Net realized and unrealized gains or losses on securities	0.05
Total from investment operations	0.08
Distributions to shareholders from
Net investment income	-0.03
Net asset value, end of period	$10.05
Total return	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,343
Ratios to average net assets
Expenses[2]	0.07%[3]
Net investment income	2.95%[3]
Portfolio turnover rate	0%

1.  For the period from May 29, 2003 (commencement of class operations), to June 30, 2003.

2.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

3.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.2%
Saxon Asset Securities Trust, Ser. 1993-3, Class AF4, 7.55%, 10/25/2026	Aaa	$ 62,849	$ 64,422
COLLATERALIZED MORTGAGE OBLIGATIONS 74.2%
Bank of America Mortgage Securities, Inc., Ser. 1998-3, Class 2B1, 6.50%, 07/25/2013	NR	325,185	325,272
Bank of America Structural Security Trust, Ser. 2002 X1, Class A3, 5.44%, 10/11/2033 144A	AAA	500,000	534,893
Bear Stearns Mortgage Trust, Ser. 2001-1, Class A5, 6.86%, 12/25/2040	AAA	349,378	359,075
Commerce 2000, Ser. 2000-FL1A, Class H, 2.59%, 12/16/2011 144A	A+	158,590	158,749
Countrywide Alternative Loan Trust:
Ser. 2002-18, Class M, 6.00%, 02/25/2033 (h)	AA	1,490,990	1,564,448
Ser. 2003-19, Class M, 5.34%, 05/25/2033 (h)	AA	1,491,026	1,510,596
Countrywide Funding Corp.:
Ser. 1993-10, Class B3, 6.75%, 01/25/2024	Baa1	113,167	113,918
Ser. 1993-13, Class B1, 6.375%, 02/25/2024	Baa3	210,828	214,072
Ser. 2002-28, Class M, 6.50%, 10/25/2032 (h)	AA	396,452	416,398
Credit Suisse First Boston Mortgage Securities Corp.:
Ser. 2001-Fl, Class B, 1.74%, 12/05/2012 144A	Aa2	1,813,511	1,814,386
Ser. 2002-FL1, Class C, 2.48%, 01/11/2010 144A	A	1,800,000	1,813,740
DLJ Commercial Mortgage Corp., Ser. 1999-STF1, Class B2, 4.42%, 07/05/2008 h 144A	Baa3	663,021	662,710
FHLMC:
Ser. 1503, Class 1503 PJ, 7.00%, 12/15/2021	AAA	129,378	129,389
Ser. 1607, Class 1607 FA, 2.76%, 10/15/2013	AAA	69,059	68,850
Ser. 1614, Class PB, 6.50%, 11/15/2023	AAA	41,234	41,995
Ser. 2145, Class MA, 6.00%, 07/15/2026	AAA	287,259	287,484
Ser. 2151, Class JM, 6.00%, 04/15/2025	AAA	1,278,643	1,283,727
Ser. 2395, Class FA, 1.78%, 06/15/2029	AAA	1,685,656	1,686,155
Ser. 2431, Class F, 1.68%, 03/15/2032	AAA	17,928	17,982
Ser. 2591, Class C0, 6.00%, 03/15/2033	AAA	445,406	444,592
FNMA:
Ser. 1993- 65, Class FC, 3.11%, 06/25/2012	AAA	310,052	310,052
Ser. 1993-160, Class FG, 3.41%, 09/25/2023	AAA	125,031	125,026
Ser. 1993-179, Class FB, 3.56%, 10/25/2023	AAA	704,799	710,470
Ser. 2001-35, Class PC, 6.50%, 07/25/2026	AAA	683,216	686,821
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017 (h)	AAA	612,737	650,267
GE Capital Mortgage Services, Inc., Ser. 2000-8, Class A, 7.50%, 06/25/2015	AAA	27,789	27,765
GMAC Mortgage Corp., Ser. 2002-J2, Class M2, 6.25%, 05/25/2032	NR	246,800	255,074
GNMA, Ser. 2001-61, Class FY, 1.68%, 07/16/2031	AAA	2,792,169	2,794,636
JP Morgan Chase Mortgage Securities Corp., Ser. 2002-FL1, Class C, 2.45%, 02/14/2014 144A	A	1,872,689	1,871,725
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

	Credit Rating(v)	Principal Amount	Value

COLLATERALIZED MORTGAGE OBLIGATIONS continued
Mellon Residential Funding Corp., Ser. 2000-TBC1, Class A-2C, 6.86%, 03/25/2030	AAA	$ 730,148	$ 747,905
Norwest Asset Securities Corp., Ser. 1999-15, Class A1, 6.25%, 06/25/2014	AAA	28,397	28,996
Option One Mortgage Corp., Ser. 1996-1, Class A1, 6.90%, 04/25/2026	AAA	403,569	403,561
PaineWebber Mortgage Acceptance Corp.:
Ser. 1999-4, Class 2B2, 6.22%, 01/28/2009 (h)	NR	73,853	75,446
Ser. 1999-4, Class 2B3, 6.22%, 01/28/2009 (h)	NR	46,868	47,791
Residential Accredit Loans, Inc.:
Ser. 1997, Class A9, 7.25%, 06/25/2027	AAA	23,119	23,094
Ser. 2002, Class A7A, 1.72%, 09/25/2017	Aa1	218,862	219,145
Residential Funding Mortgage Securities, Inc., Ser. 2001-S1, Class A1, 7.00%, 01/25/2016	AAA	85,901	86,743
Salomon Brothers Mortgage Securities, Inc.:
Ser. 1999-1, Class A10, 6.75%, 02/26/2029	AAA	47,183	47,263
Ser. 1999-1, Class A11, 6.75%, 02/26/2029	AAA	41,139	41,210
Structured Asset Securities Corp.:
Ser. 1998 ALS1, Class B4, 6.90%, 01/25/2029	NR	470,037	483,048
Ser. 2002-17, Class B1, 6.07%, 09/25/2032 (h)	AA	1,800,204	1,875,588
Ser. 2003- 1, Class 1A3, 5.25%, 02/25/2018 (h)	AAA	250,000	261,574
Ser. 2003- 8, Class 2A3, 5.00%, 04/25/2033	AAA	1,705,544	1,690,350
Ser. 2003- 8, Class B1I, 5.00%, 04/25/2018	AA	592,484	605,168
Ser. 2003-14, Class 1A3, 5.50%, 05/25/2033 (h)	AAA	1,407,324	1,448,664
Washington Mutual Inc., Ser 2002-S1, Class 3B3, 6.00%, 01/25/2017	NR	463,213	476,310
Wells Fargo, Ser. 2003-B, Class B1, 5.26%, 02/25/2033 (h)	NR	1,147,168	1,187,319
Total Collateralized Mortgage Obligations			30,629,442
MORTGAGE-BACKED SECURITIES 6.1%
FHLMC, 5.67%, 06/01/2033 (h)	AAA	1,131,561	1,175,338
FNMA:
5.76%, 06/01/2003	AAA	14,825	15,154
7.00%, 10/01/2031	AAA	337,861	361,986
8.00%, 12/01/2008	AAA	37,769	40,155
10.00%, 05/01/2030-06/01/2031 (h)	AAA	848,777	925,166
Total Mortgage-Backed Securities			2,517,799
SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund (o)		42,082	42,082
Total Investments (cost $33,232,247) 80.6%			33,253,745
Other Assets and Liabilities 19.4%			7,995,010
Net Assets 100.0%			$ 41,248,755
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

Assets
Identified cost of securities	$ 33,232,247
Net unrealized gains on securities	21,498

Market value of securities	33,253,745
Principal paydown receivable	72,678
Receivable for Fund shares sold	7,738,601
Interest receivable	120,347
Receivable from investment advisor	1,195
Prepaid expenses and other assets	105,826

Total assets	41,292,392

Liabilities
Dividends payable	15,081
Distribution Plan expenses payable	632
Due to related parties	96
Accrued expenses and other liabilities	27,828

Total liabilities	43,637

Net assets	$ 41,248,755

Net assets represented by
Paid-in capital	$ 41,231,403
Overdistributed net investment income	(4,025)
Accumulated net realized losses on securities	(121)
Net unrealized gains on securities	21,498

Total net assets	$ 41,248,755

Net assets consists of
Class A	$ 17,871,561
Class B	3,213,475
Class C	17,820,286
Class I	2,343,433

Total net assets	$ 41,248,755

Shares outstanding
Class A	1,778,013
Class B	319,751
Class C	1,773,019
Class I	233,171

Net asset value per share
Class A	$ 10.05
Class A -- Offering price (based on sales charge of 3.25%)	$ 10.39
Class B	$ 10.05
Class C	$ 10.05
Class C -- Offering price (based on sales charge of 1.00%)	$ 10.15
Class I	$ 10.05

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended June 30, 2003(a)

Investment income
Interest	$ 40,774
Income from affiliates	3,267

Total investment income	44,041

Expenses
Advisory fee	6,533
Distribution Plan expenses
Class A	1,445
Class B	2,038
Class C	6,374
Administrative services fee	1,452
Transfer agent fees	355
Trustees' fees and expenses	206
Printing and postage expenses	5,679
Custodian fees	348
Registration and filing fees	8,013
Professional fees	19,994
Other	193

Total expenses	52,630
Less: Fee waivers and expense reimbursements	(42,326)

Net expenses	10,304

Net investment income	33,737

Net change in unrealized gains or losses on securities	21,498

Net increase in net assets resulting from operations	$ 55,235

(a) For the period from May 29, 2003 (commencement of operations), to June 30, 2003.
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30, 2003(a)

Operations
Net investment income		$ 33,737
Net change in unrealized gains or losses on securities		21,498

Net increase in net assets resulting from operations		55,235

Distributions to shareholders from
Net investment income
Class A		(14,195)
Class B		(4,572)
Class C		(14,983)
Class I		(4,133)

Total distributions to shareholders		(37,883)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	1,777,036	17,861,705
Class B	319,703	3,203,819
Class C	1,854,157	18,632,443
Class I	233,029	2,337,169

		42,035,136

Net asset value of shares issued in reinvestment of distributions
Class A	977	9,816
Class B	48	479
Class C	1,092	10,974
Class I	142	1,426

		22,695

Payment for shares redeemed
Class A	0	0
Class B	0	0
Class C	(82,230)	(826,428)
Class I	0	0

		(826,428)

Net increase in net assets resulting from capital share transactions		41,231,403

Total increase in net assets		41,248,755
Net assets
Beginning of period		$ 0

End of period		$ 41,248,755

Overdistributed net investment income		$ (4,025)

(a) For the period from May 29, 2003 (commencement of operations), to June 30, 2003.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Ultra Short Bond Fund (the "Fund") is a diversified series of Evergreen Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C and Institutional ("Class I") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A. Class I shares are sold without a front-end sales charge or contingent deferred sales charge and do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of

NOTES TO FINANCIAL STATEMENTS continued

the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains. Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.45% of the Fund's average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $42,326.

During the period ended June 30, 2003, EIMC waived its fees in the amount of $6,533 and reimbursed expenses in the amount of $35,793 which combined represents 2.94% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the period ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$13,925,277	$19,352,191	$0	$0

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $33,232,247. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,883 and $53,385, respectively, with a net unrealized appreciation of $21,498.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2003, the Fund incurred and will elect to defer post-October losses of $121.

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the period ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Ordinary	Unrealized	Post-October
Income	Appreciation	Loss

$4,025	$21,498	$121

The tax character of distributions paid for the period ended June 30, 2003 was $37,883 of ordinary income.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

INDEPENDENT AUDITORS' REPORT

Board of Trustees and Shareholders
Evergreen Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Ultra Short Bond Fund, a series of Evergreen Fixed Income Trust, as of June 30, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from May 29, 2003 (commencement of operations) to June 30, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Ultra Short Bond Fund, as of June 30, 2003, the results of its operations, changes in its net assets and financial highlights for the period described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
August 8, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566906   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: August 30, 2003